U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave., 10th Floor
Milwaukee, WI 53202

April 15, 2016

VIA EDGAR TRANSMISSION
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington D.C.  20549

Re:	Concorde Funds, Inc. (the “Company”) File Nos.: 033-17423 and 811-05339

Dear Sir or Madam:

We are attaching for filing, on behalf of the Company, Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 41 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of registering one new series of the Company – the Concorde Wealth Management Trust (the “Fund”).

Pursuant to Rule 485(a)(2), the Company anticipates that this filing would be effective 75 days after filing.  At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and/or file updated exhibits to the Registration Statement.

Please direct any inquiries regarding this filing to me at (414) 765-5366.

Very truly yours,

/s/ Edward Paz

Edward Paz
For U.S. Bancorp Fund Services, LLC

cc:  Gregory Wood, Concorde Funds, Inc.
       Peter Fetzer, Foley & Lardner LLP